Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 618,154,016	$ 597,081,675	$ 265,568,125	$ 396,389,016
Other financial assets	7,440,650	45,657,992
Other non-financial assets	29,674,705	22,037,741
Trade and other current receivables	446,486,753	445,263,536
Accounts receivable from related parties	9,040,528	6,204,099
Inventories	425,728,432	480,799,534
Biological assets	14,764,284	16,180,293	12,546,705
Current tax assets	28,786,247	46,707,525
Non-current assets of disposal groups classified as held for sale	21,607,472	2,016,037
Current assets	1,601,683,087	1,661,948,432
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	499,873,696	522,994,678	32,325,725
Other financial assets	442,366	2,204,333
Other non-financial assets	2,041,504	227,457
Trade and other current receivables	43,734,334	48,418,379
Accounts receivable from related parties	13,136	15,333
Current tax assets	23,022	25,895
Current assets	546,128,058	573,886,075
Euros [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,516,762	555,639
Other financial assets	3,553	13,999
Other non-financial assets	3,206,787	402,194
Trade and other current receivables	8,114,465	9,337,050
Accounts receivable from related parties	115,166	309,593
Current assets	12,956,733	10,618,475
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	19,758,284	19,317,028	50,866,859
Other non-financial assets	8,344,924	10,895,290
Trade and other current receivables	77,006,575	82,631,131
Accounts receivable from related parties	1,084,888	0
Inventories	30,448,514	74,033,863
Biological assets	1,572,683	2,587,442
Current tax assets	6,151,570	3,318,140
Non-current assets of disposal groups classified as held for sale	1,399,696	2,016,037
Current assets	145,767,134	194,798,931
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,635,618	1,170,848	1,498,157
Other non-financial assets	144,716	98,026
Trade and other current receivables	6,514,410	6,786,253
Inventories	3,734,911	3,094,200
Current tax assets	383,149	340,861
Current assets	13,412,804	11,490,188
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,147,017	2,681,005	1,264,251
Other financial assets	2,656,724	9,474,224
Other non-financial assets	445,094	319,079
Trade and other current receivables	13,996,752	11,971,053
Accounts receivable from related parties	0	5,968
Inventories	11,498,310	11,394,845
Current tax assets	105,088	0
Current assets	30,848,985	35,846,174
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,069,435	682,394
Other non-financial assets	164,498	101,953
Trade and other current receivables	2,856,786	1,800,775
Inventories	3,156,669	3,240,916
Current assets	7,247,388	5,826,038
Other Currency [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	792,382	1,499,931	$ 2,478,706
Other financial assets	26,002	114,029
Other non-financial assets	25,193	174
Trade and other current receivables	2,325,873	1,898,355
Inventories	421,953	430,947
Current assets	3,591,403	3,943,436
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	90,360,822	48,180,152
Other financial assets	467,851	571,051
Other non-financial assets	13,939,522	8,946,880
Trade and other current receivables	291,883,346	282,373,941
Accounts receivable from related parties	7,827,338	5,798,542
Inventories	376,468,075	388,604,763
Biological assets	13,191,601	13,592,851
Current tax assets	22,123,418	43,022,629
Non-current assets of disposal groups classified as held for sale	20,207,776	0
Current assets	836,469,749	791,090,809
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,154	33,280,356
Other non-financial assets	1,362,467	1,046,688
Trade and other current receivables	54,212	46,599
Accounts receivable from related parties	0	74,663
Current assets	$ 5,260,833	$ 34,448,306